Average Annual Total Returns{- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 - Fidelity Emerging Markets Discovery Fund	Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Inception Date	IXY2E Past 1 year	IXY2E Past 5 years	IXY2E Since Inception
Total	9.91%	9.84%	6.42%	[1]	Nov. 01, 2011	9.98%	9.67%	6.24%	[1]	Nov. 01, 2011	6.08%	7.89%	5.22%	[1]	Nov. 01, 2011	12.24%	10.05%	6.41%	[1]	Nov. 01, 2011	14.73%	10.29%	6.30%	[1]	Nov. 01, 2011	16.93%	11.46%	7.41%	[1]	Nov. 01, 2011	17.10%		13.48%	[1]	Oct. 02, 2018	14.30%	8.53%	4.52%	[1]

[1]	(a)From November 1, 2011 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.